Other (Income) Expense	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Other (Income) Expense
Other (Income) Expense

Note 11. Other Expense

The components of other expense are as follows (in millions):

	Successor	Predecessor
	Three Months Ended
	July 31, 2011	August 1, 2010
Loss on hedging contracts	$29.6	$4.7
Foreign currency transaction (gain) loss	0.4	(1.3)
Other	0.3	0.2

Other expense	$30.3	$3.6

Note 12.	Other (Income) Expense

The components of other (income) expense are as follows (in millions):

	Successor	Predecessor
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
(Gain) loss on hedging contracts	$12.5	$0.4	$(3.7)	$18.9
Foreign currency transaction (gains) losses	(2.2)	(6.1)	(0.3)	3.9
Discontinuation of hedge accounting for interest rate swap	—	—	13.4	—
Redemption premium over the fair value of senior subordinated notes tendered/redeemed	15.8	—	—	—
Other	(0.4)	0.5	0.4	1.3

Other (income) expense	$25.7	$(5.2)	$9.8	$24.1